Commitments and Contingencies - Schedule of Lease Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
2023 (Remainder of 2023)	$ 277
2024	1,042	$ 872
2025	916	703
2026	944	0
2027	724	0
2027		0
Total lease payments	3,903	1,575
Less imputed interest	(714)	(165)
Total lease liabilities	3,189	1,410
Less current portion of lease liability	787	745	$ 500
Lease liability, net of current portion	$ 2,402	$ 665